UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21149

T. Rowe Price Retirement Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2021

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1.

Retirement 2060 Fund	November 30, 2021
TRRLX	Investor Class
TRRYX	Advisor Class
TRRZX	R Class
T. ROWE PRICE Retirement Funds

HIGHLIGHTS

■	The Retirement Funds posted modest positive returns for the six-month period ended November 30, 2021. The longer-dated funds performed in line with the S&P Target Date Indexes, while the shorter-dated funds lagged. Most of the funds outpaced or performed in line with their Lipper peer group averages.

■	Our glide path design, which has a higher equity allocation than the S&P indexes to emphasize long-term growth, added value. However, tactical allocation decisions and security selection within the underlying components detracted from relative performance.

■	Tactically, we are modestly underweight to stocks relative to bonds and cash against a less compelling risk/reward profile. We are overweight value stocks globally, as they may benefit from a continued path of recovery, and we favor shorter-duration and higher-yielding fixed income sectors that are likely to perform better against a backdrop of rising interest rates and higher inflation.

■	We expect global economic growth to moderate from current levels but remain above trend. Emerging threats from new coronavirus variants that are delaying a path out of the pandemic, continued supply chain disruptions, and energy shortages pose headwinds to growth and place upward pressure on inflation. Additional key risks to financial markets include central bank missteps, slowing growth in China, and increasing geopolitical concerns.

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CIO Market Commentary

Dear Shareholder

Major stock and bond indexes produced mixed results during the first half of your fund’s fiscal year, the six-month period ended November 30, 2021. While markets were supported by strong corporate earnings and generally positive economic news, elevated inflation reports and less accommodative central bank policies weighed on investor sentiment. In addition, the spread of new variants of the coronavirus dashed hopes that vaccines would bring about a quick end to the pandemic.

In equity markets, large-cap U.S. growth stocks delivered strong returns, but negative results were common in other sectors and regions. Small-caps and value stocks generally underperformed, and a stronger U.S. dollar weighed on returns for U.S. investors in foreign securities. Emerging markets stock benchmarks struggled amid a significant equity market downturn in China. The S&P 500 Index and the Nasdaq Composite reached record highs before pulling back at the end of the period after scientists in South Africa identified the omicron variant of the coronavirus. Within the S&P 500, information technology and consumer discretionary stocks were the top performers, while industrials lagged.

Fixed income returns also varied widely. The U.S. Treasury yield curve flattened as yields of securities with shorter maturities increased while longer-term bond yields fell. After starting the six-month period at 1.58%, the benchmark 10-year Treasury note declined to 1.43% by the end of November. (Bond prices and yields move in opposite directions.) Both investment-grade and high yield corporate bonds benefited from strong demand, while securitized debt, such as asset-backed securities, lagged amid heavy supply.

A robust increase in corporate earnings growth appeared to be a key performance driver during the period. According to FactSet, overall earnings for the S&P 500 rose 89% in the second quarter of 2021 versus the year before, the fastest pace since 2009. Despite the significant rally in the S&P 500 over the first 10 months of the year, the index’s price/earnings ratio actually fell over that period as earnings rose faster than stock prices, and improving balance sheets helped keep defaults very low in the high yield bond market. Although economic growth showed signs of slowing at times, data remained solidly positive through the end of the period. The unemployment rate, which started the year at 6.7%, fell to 4.2% by November, and retail sales data showed that consumers were eager to spend.

However, strong earnings and employment gains were partially offset by inflation concerns. Prices surged as the release of pent-up demand and supply chain disruptions contributed to higher inflation around the globe. In the U.S., the 6.8% increase in the consumer price index for the 12-month period ended in November was the highest level since 1982.

Meanwhile, central banks began to slowly move away from the extremely accommodative policies they instituted in response to the initial wave of the coronavirus. The Federal Reserve announced that it would begin trimming its purchases of Treasury bonds and agency mortgage-backed securities in November, and speculation that the Fed might have to raise rates earlier than expected to keep inflation in check added to volatility at the end of the period.

As we enter 2022, valuations appear elevated across many asset categories, and, as a result, we believe that investors will need to use greater selectivity to identify potential opportunities. Higher inflation, a shift toward monetary tightening, and the continuing struggle to control the pandemic all pose potential challenges for economic growth and earnings. On the positive side, household wealth gains, pent-up consumer demand, and a potential boom in capital expenditures could sustain growth even as monetary policy turns less supportive. In this environment, our investment teams will remain focused on using fundamental research to identify companies that can add value to your portfolio over the long term.

Thank you for your continued confidence in T. Rowe Price.

Sincerely,

Robert Sharps

Group Chief Investment Officer

Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE

The funds seek the highest total return over time consistent with an emphasis on both capital growth and income.

FUND COMMENTARY

How did the funds perform in the past six months?

The Retirement Funds posted modest positive returns for the period. The longer-dated funds performed in line with the S&P Target Date Indexes, while the shorter-dated funds lagged. Most of the funds outpaced or performed in line with their Lipper peer group averages. (Returns for the Advisor and R Class shares varied slightly, reflecting their different fee structures. Past performance cannot guarantee future results.)

What factors influenced the funds’ performance?

Our glide path design—which has a higher equity allocation relative to the S&P Target Date Indexes to emphasize long-term growth—added to performance. Structurally, modestly higher exposures to domestic equities versus international equities and to large-cap stocks versus mid- and small- cap stocks also proved beneficial. The U.S. economy has enjoyed a relatively strong recovery with healthy consumer spending and strong earnings growth, while international markets have struggled with ongoing pandemic concerns, elevated energy prices, and fading demand from China. Meanwhile, large-cap stocks have fared better than small-cap stocks in an environment of rising inflation, driven by rising wages and higher input costs due to supply chain bottlenecks.

Tactical decisions detracted for the period. Our overweight to U.S. large-cap value stocks, which underperformed growth stocks, hurt results. Overall, growth stocks performed better in an environment where the emergence of new coronavirus variants, inflationary pressures, and supply chain disruptions dampened the outlook for more cyclically oriented stocks. Equities outpaced bonds and cash for the six-month period, and an underweight allocation coupled with an overweight to cash was a source of weakness. An overweight to emerging markets equities also weighed on performance, as they meaningfully trailed developed markets equities due to several challenges, including the spread of new variants amid low vaccination rates and slowing growth and regulatory pressures in China.

Security selection among the underlying strategies hurt relative performance. Despite strong absolute returns, our U.S. large-cap growth equity allocation trailed its benchmark, which recorded sharp gains bolstered by narrow leadership from select mega-cap names. Stock selection in the information technology sector was a notable drag. The developed international growth equity strategy also lagged its benchmark due to stock selection in the consumer discretionary and health care sectors. Conversely, stock selection in the U.S. large-cap value equity strategy boosted relative results, led by names in the software industry and holdings in the communication services sector. All of our U.S. small-cap equity strategies also meaningfully outpaced their benchmarks and added value. Within the fixed income allocation, the Dynamic Global Bond Fund detracted, weighed down by a flattening yield curve given concerns about the potential economic impact of monetary tightening and the emergence of the highly mutated and infectious omicron variant of the coronavirus. In our view, the strategy is well positioned to potentially benefit from an environment of higher long-term rates, amid moderating growth prospects and more persistent inflation.

How are the funds positioned?

We remain modestly underweight to equities relative to bonds and cash. High valuations amid decelerating economic growth, potential tightening by central banks, and renewed pandemic uncertainty create a more challenging environment. While bonds remain susceptible to interest rate increases and elevated inflation, credit sector fundamentals are supportive. We are overweight cash, which shortens the duration of our overall fixed income allocation and provides liquidity.

Stocks

On a regional basis, we are modestly overweight to international stocks relative to U.S. stocks. International stocks have a cyclical profile and could benefit as supply chain bottlenecks ease. U.S. stock valuations reflect a strong recovery, and they face headwinds amid slowing growth and fading liquidity from elevated levels, as well as potentially higher interest rates. Outside the U.S., we are overweight to emerging markets relative to developed markets. In addition to attractive valuations, Chinese regulatory pressures may have peaked, global trade is likely to pick up as supply chain concerns ease, and vaccination levels continue to improve. However, uncertainty around the pandemic may delay progress in emerging markets.

In the U.S., we remain overweight to value-oriented equities. The cyclical orientation of value stocks could benefit from pent-up consumer demand, elevated savings, potential increases in capital expenditures, and greater spending on infrastructure projects. We believe higher interest rates—which are typically a headwind for growth stocks—could also be supportive for value stocks, given their heavy exposure to financials. Late in the reporting period, we shifted a portion of our U.S. value exposure into core equities, which we believe offer ballast for the portfolios. We are overweight to U.S. small-caps relative to larger companies. Although elevated input costs and wage pressures could weigh on margins, small-cap stocks have attractive valuations and should be boosted by economic growth and infrastructure spending.

Among international equities, we are overweight value stocks relative to growth. The deep cyclical orientation of international value stocks combined with attractive relative valuations and a supportive earnings outlook could be catalysts for outperformance.

We are underweight to real assets equities. The long-term outlook for commodities remains challenged given demand and supply imbalances driven by structural oversupply and fading industrial demand from China. While the real estate sector remains attractive in the context of the economic recovery, rising interest rates could be problematic.

Bonds

We favor shorter-duration fixed income sectors—such as floating rate bank loans and inflation-linked securities—given increasing expectations of higher interest rates and the potential for more persistent inflation. Credit fundamentals for floating rate bank loans remain strong, and demand for yield should provide additional tailwinds. However, the quality of newly issued floating rate bank loans warrants caution. We believe inflation-linked bonds could offer an effective hedge against the risks of an inflationary environment.

What is portfolio management’s outlook?

Global equity markets have been increasingly volatile in recent months. Accommodative monetary and fiscal policies appear to have peaked, and persistent inflationary pressures and the emergence of new variants of the coronavirus have dampened the recovery and exacerbated supply chain disruptions, though bottlenecks seem to be slowly easing. Further, global monetary policy is broadly on the path toward tightening—albeit unsynchronized and over an extended period—and new fiscal spending in the U.S. is expected to be below previous estimates. Meanwhile, rate hikes continue to advance across emerging markets, as many countries are attempting to defend their weakening currencies in response to higher inflation.

With this backdrop, we expect global economic growth to moderate from current levels but remain above trend, and we believe a more modest allocation to equities may be prudent. Other key risks to global markets include potential central bank missteps, slowing growth in China, energy shortages, and increasing geopolitical concerns. In our view, these conditions contribute to less compelling risk/reward trade-offs going forward, and we have positioned the portfolios accordingly.

The rising uncertainty in global markets underscores the value of our thoughtful strategic investing approach. Given the uncertain impact of positive and negative forces driving global financial markets, we believe that broad diversification across asset classes, regions, and sectors, as well as our ability to actively adjust allocations to enhance the Retirement Funds’ risk/reward profiles, should benefit our investors over time across a range of market and economic environments.

PERFORMANCE COMPARISON

The Performance Comparison tables show the returns for each fund versus its respective S&P Target Date Index. The tables also show the average returns for each fund’s respective Lipper target date category, providing a tool to measure the performance of our funds against those with similar objectives. In addition, we compare the funds’ performance against the S&P Target Date Indexes in the Growth of $10,000 graphs following this letter. (Returns for the funds’ Advisor and R Class shares may vary due to their different fee structures.)

IMPORTANT INFORMATION

The principal value of the Retirement Funds is not guaranteed at any time, including at or after the target date, which is the approximate year an investor plans to retire (assumed to be age 65) and likely stop making new investments in the fund. If an investor plans to retire significantly earlier or later than age 65, the funds may not be an appropriate investment even if the investor is retiring on or near the target date. The funds’ allocations among a broad range of underlying T. Rowe Price stock and bond funds will (with the exception of the Retirement Balanced Fund) change over time. The funds (other than the Retirement Balanced Fund) emphasize potential capital appreciation during the early phases of retirement asset accumulation, balance the need for appreciation with the need for income as retirement approaches, and focus on supporting an income stream over a long-term postretirement withdrawal horizon. The funds are not designed for a lump-sum redemption at the target date and do not guarantee a particular level of income. The funds maintain a substantial allocation to equities both prior to and after the target date, which can result in greater volatility over shorter time horizons.

The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

RISKS OF INVESTING

The Retirement Funds’ investment in many underlying funds means that they will be exposed to the risks of different areas of the market. As with all stock and bond mutual funds, each fund’s share price can fall because of weakness in the stock or bond markets, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the investment manager’s assessment of companies held in a fund may prove incorrect, resulting in losses or poor performance even in rising markets. Investors should note that the higher a fund’s allocation to stocks, the greater the risk.

Bonds are subject to interest rate risk, the decline in bond prices that usually accompanies a rise in interest rates, and credit risk, the chance that any fund holding could have its credit rating downgraded or that a bond issuer will default (fail to make timely payments of interest or principal), potentially reducing the fund’s income level and share price. High yield corporate bonds could have greater price declines than funds that invest primarily in high-quality bonds. Companies issuing high yield bonds are not as strong financially as those with higher credit ratings, so the bonds are usually considered speculative investments.

Funds that invest overseas may carry more risk than funds that invest strictly in U.S. assets. Risks can result from varying stages of economic and political development; differing regulatory environments, trading days, and accounting standards; and higher transaction costs of non-U.S. markets. Non-U.S. investments are also subject to currency risk, or a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

For a thorough discussion of risks, please see the prospectus.

BENCHMARK INFORMATION

S&P Target Date Indexes: A series of unmanaged indexes composed of different allocations to stocks, bonds, and short-term investments that reflect reductions in potential risk over time.

Lipper Averages: The averages of available mutual fund performance returns for specified time periods in categories defined by Lipper Inc.

Note: Lipper, a Thomson Reuters Company, is the source for all Lipper content reflected in these materials. Copyright 2021 © Refinitiv. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

Note: ©2021, S&P Global Market Intelligence. Reproduction of any information, data or material, including ratings (Content) in any form is prohibited except with the prior written permission of the relevant party. Such party, its affiliates and suppliers (Content Providers) do not guarantee the accuracy, adequacy, completeness, timeliness or availability of any Content and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such Content. In no event shall Content Providers be liable for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content.

PORTFOLIO HIGHLIGHTS

NEUTRAL AND ACTUAL ALLOCATIONS

As of 11/30/21

Retirement Balanced Fund

Sector(s)	Neutral Allocation	Actual Allocation	Position
U.S. Large-Cap Stocks	7.87%	7.73%	Equity Index 500
	6.38	5.60	Growth Stock
	0.64	0.47	U.S. Large-Cap Core
	6.38	6.63	Value
U.S. Mid-Cap Stocks	1.33	1.52	Mid-Cap Growth
	1.33	1.48	Mid-Cap Value
U.S. Small-Cap Stocks	0.89	0.85	New Horizons
	0.89	1.03	Small-Cap Stock
	0.89	1.05	Small-Cap Value
International Developed Market Stocks	3.23	2.61	International Stock
	3.23	3.09	International Value Equity
	3.23	2.91	Overseas Stock
International Emerging Market Stocks	0.54	0.93	Emerging Markets Discovery Stock
	1.17	1.33	Emerging Markets Stock
Inflation Focused Stocks	2.00	1.10	Real Assets
U.S. Stock Index Futures*	0.00	0.00	Stock Index Futures*
International Stock Index Futures*	0.00	0.00	Stock Index Futures*
Total Stocks	40.00	38.36	
Core Fixed Income	4.00	3.91	Dynamic Global Bond
	6.00	5.61	International Bond (USD Hedged)
	18.00	16.83	New Income
Diversifying Fixed Income	4.32	4.05	Emerging Markets Bond
	0.86	2.11	Floating Rate
	3.46	3.78	High Yield
	20.00	20.35	Limited Duration Inflation Focused Bond
	3.36	1.56	U.S. Treasury Long-Term Index
U.S. Interest Rate Futures*	0.00	0.00	Interest Rate Futures*
Short-Term Income	0.00	0.00	Cash and Collateral
	0.00	0.01	Transition
	0.00	3.43	U.S. Treasury Money
Total Bonds	60.00	61.64	

Totals under the neutral and actual allocations may not foot due to rounding.

The fund is invested in the Z Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund.

*Actual allocation percentage for Futures is based on notional value.

PORTFOLIO HIGHLIGHTS

NEUTRAL AND ACTUAL ALLOCATIONS

As of 11/30/21

Retirement 2005 Fund

Sector(s)	Neutral Allocation	Actual Allocation	Position
U.S. Large-Cap Stocks	8.26%	8.15%	Equity Index 500
	6.70	6.01	Growth Stock
	0.67	0.50	U.S. Large-Cap Core
	6.70	6.87	Value
U.S. Mid-Cap Stocks	1.40	1.64	Mid-Cap Growth
	1.40	1.57	Mid-Cap Value
U.S. Small-Cap Stocks	0.93	0.93	New Horizons
	0.93	1.10	Small-Cap Stock
	0.93	1.12	Small-Cap Value
International Developed Market Stocks	3.39	2.68	International Stock
	3.39	3.23	International Value Equity
	3.39	3.01	Overseas Stock
International Emerging Market Stocks	0.57	0.98	Emerging Markets Discovery Stock
	1.23	1.36	Emerging Markets Stock
Inflation Focused Stocks	2.10	1.12	Real Assets
U.S. Stock Index Futures*	0.00	0.00	Stock Index Futures*
International Stock Index Futures*	0.00	0.00	Stock Index Futures*
Total Stocks	42.00	40.28	
Core Fixed Income	4.11	3.99	Dynamic Global Bond
	6.17	5.84	International Bond (USD Hedged)
	18.50	17.35	New Income
Diversifying Fixed Income	4.40	4.26	Emerging Markets Bond
	0.88	2.16	Floating Rate
	3.52	4.05	High Yield
	16.90	17.23	Limited Duration Inflation Focused Bond
	3.54	1.55	U.S. Treasury Long-Term Index
U.S. Interest Rate Futures*	0.00	0.00	Interest Rate Futures*
Short-Term Income	0.00	0.00	Cash and Collateral
	0.00	0.01	Transition
	0.00	3.28	U.S. Treasury Money
Total Bonds	58.00	59.72	

Totals under the neutral and actual allocations may not foot due to rounding.

The fund is invested in the Z Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund.

*Actual allocation percentage for Futures is based on notional value.

PORTFOLIO HIGHLIGHTS

NEUTRAL AND ACTUAL ALLOCATIONS

As of 11/30/21

Retirement 2010 Fund

Sector(s)	Neutral Allocation	Actual Allocation	Position
U.S. Large-Cap Stocks	9.21%	9.10%	Equity Index 500
	7.47	6.69	Growth Stock
	0.75	0.55	U.S. Large-Cap Core
	7.47	7.72	Value
U.S. Mid-Cap Stocks	1.56	1.86	Mid-Cap Growth
	1.56	1.75	Mid-Cap Value
U.S. Small-Cap Stocks	1.04	1.06	New Horizons
	1.04	1.23	Small-Cap Stock
	1.04	1.26	Small-Cap Value
International Developed Market Stocks	3.78	3.00	International Stock
	3.78	3.61	International Value Equity
	3.78	3.37	Overseas Stock
International Emerging Market Stocks	0.63	1.09	Emerging Markets Discovery Stock
	1.37	1.53	Emerging Markets Stock
Inflation Focused Stocks	2.34	1.26	Real Assets
U.S. Stock Index Futures*	0.00	0.00	Stock Index Futures*
International Stock Index Futures*	0.00	0.00	Stock Index Futures*
Total Stocks	46.80	45.07	
Core Fixed Income	3.84	3.70	Dynamic Global Bond
	5.76	5.44	International Bond (USD Hedged)
	17.28	16.13	New Income
Diversifying Fixed Income	4.04	3.85	Emerging Markets Bond
	0.81	2.03	Floating Rate
	3.23	3.65	High Yield
	14.80	15.19	Limited Duration Inflation Focused Bond
	3.44	1.61	U.S. Treasury Long-Term Index
U.S. Interest Rate Futures*	0.00	0.00	Interest Rate Futures*
Short-Term Income	0.00	0.00	Cash and Collateral
	0.00	0.01	Transition
	0.00	3.29	U.S. Treasury Money
Total Bonds	53.20	54.93	

Totals under the neutral and actual allocations may not foot due to rounding.

The fund is invested in the Z Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund.

*Actual allocation percentage for Futures is based on notional value.

PORTFOLIO HIGHLIGHTS

NEUTRAL AND ACTUAL ALLOCATIONS

As of 11/30/21

Retirement 2015 Fund

Sector(s)	Neutral Allocation	Actual Allocation	Position
U.S. Large-Cap Stocks	9.80%	9.77%	Equity Index 500
	7.95	7.26	Growth Stock
	0.80	0.55	U.S. Large-Cap Core
	7.95	8.08	Value
U.S. Mid-Cap Stocks	1.66	1.95	Mid-Cap Growth
	1.66	1.90	Mid-Cap Value
U.S. Small-Cap Stocks	1.10	1.15	New Horizons
	1.10	1.44	Small-Cap Stock
	1.10	1.41	Small-Cap Value
International Developed Market Stocks	4.02	3.26	International Stock
	4.02	3.87	International Value Equity
	4.02	3.85	Overseas Stock
International Emerging Market Stocks	0.67	1.17	Emerging Markets Discovery Stock
	1.46	1.63	Emerging Markets Stock
Inflation Focused Stocks	2.49	1.39	Real Assets
U.S. Stock Index Futures*	0.00	-0.59	Stock Index Futures*
International Stock Index Futures*	0.00	0.00	Stock Index Futures*
Total Stocks	49.80	48.08	
Core Fixed Income	3.74	3.60	Dynamic Global Bond
	5.61	5.22	International Bond (USD Hedged)
	16.83	15.52	New Income
Diversifying Fixed Income	3.87	3.54	Emerging Markets Bond
	0.77	1.95	Floating Rate
	3.10	3.37	High Yield
	12.80	12.99	Limited Duration Inflation Focused Bond
	3.48	1.68	U.S. Treasury Long-Term Index
U.S. Interest Rate Futures*	0.00	0.00	Interest Rate Futures*
Short-Term Income	0.00	0.66	Cash and Collateral
	0.00	0.01	Transition
	0.00	3.38	U.S. Treasury Money
Total Bonds	50.20	51.92	

Totals under the neutral and actual allocations may not foot due to rounding.

The fund is invested in the Z Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund.

*Actual allocation percentage for Futures is based on notional value.

PORTFOLIO HIGHLIGHTS

NEUTRAL AND ACTUAL ALLOCATIONS

As of 11/30/21

Retirement 2020 Fund

Sector(s)	Neutral Allocation	Actual Allocation	Position
U.S. Large-Cap Stocks	10.63%	10.58%	Equity Index 500
	8.62	8.28	Growth Stock
	0.86	0.63	U.S. Large-Cap Core
	8.62	9.01	Value
U.S. Mid-Cap Stocks	1.80	2.19	Mid-Cap Growth
	1.80	2.08	Mid-Cap Value
U.S. Small-Cap Stocks	1.20	1.31	New Horizons
	1.20	1.64	Small-Cap Stock
	1.20	1.65	Small-Cap Value
International Developed Market Stocks	4.36	3.53	International Stock
	4.36	4.19	International Value Equity
	4.36	4.14	Overseas Stock
International Emerging Market Stocks	0.73	1.26	Emerging Markets Discovery Stock
	1.58	1.77	Emerging Markets Stock
Inflation Focused Stocks	2.70	1.54	Real Assets
U.S. Stock Index Futures*	0.00	-1.49	Stock Index Futures*
International Stock Index Futures*	0.00	0.00	Stock Index Futures*
Total Stocks	54.00	52.31	
Core Fixed Income	3.55	3.41	Dynamic Global Bond
	5.33	4.80	International Bond (USD Hedged)
	15.98	14.68	New Income
Diversifying Fixed Income	3.58	3.26	Emerging Markets Bond
	0.72	1.82	Floating Rate
	2.86	3.11	High Yield
	10.50	10.66	Limited Duration Inflation Focused Bond
	3.50	1.69	U.S. Treasury Long-Term Index
U.S. Interest Rate Futures*	0.00	0.00	Interest Rate Futures*
Short-Term Income	0.00	1.64	Cash and Collateral
	0.00	0.02	Transition
	0.00	2.60	U.S. Treasury Money
Total Bonds	46.00	47.69	

Totals under the neutral and actual allocations may not foot due to rounding.

The fund is invested in the Z Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund.

*Actual allocation percentage for Futures is based on notional value.

PORTFOLIO HIGHLIGHTS

NEUTRAL AND ACTUAL ALLOCATIONS

As of 11/30/21

Retirement 2025 Fund

Sector(s)	Neutral Allocation	Actual Allocation	Position
U.S. Large-Cap Stocks	12.30%	12.27%	Equity Index 500
	9.98	9.68	Growth Stock
	1.00	0.75	U.S. Large-Cap Core
	9.98	10.41	Value
U.S. Mid-Cap Stocks	2.08	2.55	Mid-Cap Growth
	2.08	2.42	Mid-Cap Value
U.S. Small-Cap Stocks	1.39	1.51	New Horizons
	1.39	1.89	Small-Cap Stock
	1.39	1.87	Small-Cap Value
International Developed Market Stocks	5.05	4.10	International Stock
	5.05	4.85	International Value Equity
	5.05	4.77	Overseas Stock
International Emerging Market Stocks	0.85	1.47	Emerging Markets Discovery Stock
	1.83	2.06	Emerging Markets Stock
Inflation Focused Stocks	3.13	1.76	Real Assets
U.S. Stock Index Futures*	0.00	-1.60	Stock Index Futures*
International Stock Index Futures*	0.00	0.00	Stock Index Futures*
Total Stocks	62.50	60.78	
Core Fixed Income	3.13	2.97	Dynamic Global Bond
	4.69	4.15	International Bond (USD Hedged)
	14.06	12.83	New Income
Diversifying Fixed Income	2.88	2.58	Emerging Markets Bond
	0.58	1.54	Floating Rate
	2.30	2.51	High Yield
	6.25	6.59	Limited Duration Inflation Focused Bond
	3.63	1.97	U.S. Treasury Long-Term Index
U.S. Interest Rate Futures*	0.00	0.00	Interest Rate Futures*
Short-Term Income	0.00	1.75	Cash and Collateral
	0.00	0.02	Transition
	0.00	2.30	U.S. Treasury Money
Total Bonds	37.50	39.22	

Totals under the neutral and actual allocations may not foot due to rounding.

The fund is invested in the Z Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund.

*Actual allocation percentage for Futures is based on notional value.

PORTFOLIO HIGHLIGHTS

NEUTRAL AND ACTUAL ALLOCATIONS

As of 11/30/21

Retirement 2030 Fund

Sector(s)	Neutral Allocation	Actual Allocation	Position
U.S. Large-Cap Stocks	12.71%	12.74%	Equity Index 500
	12.61	12.28	Growth Stock
	1.17	0.96	U.S. Large-Cap Core
	12.61	13.22	Value
U.S. Mid-Cap Stocks	2.44	2.96	Mid-Cap Growth
	2.44	2.84	Mid-Cap Value
U.S. Small-Cap Stocks	1.63	1.76	New Horizons
	1.63	2.17	Small-Cap Stock
	1.63	2.12	Small-Cap Value
International Developed Market Stocks	5.94	4.86	International Stock
	5.94	5.77	International Value Equity
	5.94	5.63	Overseas Stock
International Emerging Market Stocks	1.00	1.74	Emerging Markets Discovery Stock
	2.15	2.38	Emerging Markets Stock
Inflation Focused Stocks	3.68	2.03	Real Assets
U.S. Stock Index Futures*	0.00	-1.46	Stock Index Futures*
International Stock Index Futures*	0.00	0.00	Stock Index Futures*
Total Stocks	73.50	72.01	
Core Fixed Income	2.48	2.29	Dynamic Global Bond
	3.71	3.15	International Bond (USD Hedged)
	11.14	9.98	New Income
Diversifying Fixed Income	1.86	1.64	Emerging Markets Bond
	0.37	1.13	Floating Rate
	1.49	1.65	High Yield
	1.75	2.12	Limited Duration Inflation Focused Bond
	3.70	2.28	U.S. Treasury Long-Term Index
U.S. Interest Rate Futures*	0.00	0.00	Interest Rate Futures*
Short-Term Income	0.00	1.60	Cash and Collateral
	0.00	0.02	Transition
	0.00	2.14	U.S. Treasury Money
Total Bonds	26.50	27.99	

Totals under the neutral and actual allocations may not foot due to rounding.

The fund is invested in the Z Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund.

*Actual allocation percentage for Futures is based on notional value.

PORTFOLIO HIGHLIGHTS

NEUTRAL AND ACTUAL ALLOCATIONS

As of 11/30/21

Retirement 2035 Fund

Sector(s)	Neutral Allocation	Actual Allocation	Position
U.S. Large-Cap Stocks	11.37%	11.42%	Equity Index 500
	15.73	15.30	Growth Stock
	1.33	1.19	U.S. Large-Cap Core
	15.73	16.29	Value
U.S. Mid-Cap Stocks	2.76	3.30	Mid-Cap Growth
	2.76	3.19	Mid-Cap Value
U.S. Small-Cap Stocks	1.84	1.98	New Horizons
	1.84	2.41	Small-Cap Stock
	1.84	2.25	Small-Cap Value
International Developed Market Stocks	6.70	5.50	International Stock
	6.70	6.52	International Value Equity
	6.70	6.13	Overseas Stock
International Emerging Market Stocks	1.12	1.96	Emerging Markets Discovery Stock
	2.43	2.65	Emerging Markets Stock
Inflation Focused Stocks	4.15	2.25	Real Assets
U.S. Stock Index Futures*	0.00	-0.74	Stock Index Futures*
International Stock Index Futures*	0.00	0.00	Stock Index Futures*
Total Stocks	83.00	81.60	
Core Fixed Income	1.70	1.49	Dynamic Global Bond
	2.55	2.01	International Bond (USD Hedged)
	7.65	6.56	New Income
Diversifying Fixed Income	1.02	0.86	Emerging Markets Bond
	0.20	0.70	Floating Rate
	0.81	0.94	High Yield
	0.00	0.10	Limited Duration Inflation Focused Bond
	3.07	1.93	U.S. Treasury Long-Term Index
U.S. Interest Rate Futures*	0.00	0.00	Interest Rate Futures*
Short-Term Income	0.00	0.81	Cash and Collateral
	0.00	0.02	Transition
	0.00	2.98	U.S. Treasury Money
Total Bonds	17.00	18.40	

Totals under the neutral and actual allocations may not foot due to rounding.

The fund is invested in the Z Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund.

*Actual allocation percentage for Futures is based on notional value.

PORTFOLIO HIGHLIGHTS

NEUTRAL AND ACTUAL ALLOCATIONS

As of 11/30/21

Retirement 2040 Fund

Sector(s)	Neutral Allocation	Actual Allocation	Position
U.S. Large-Cap Stocks	9.69%	9.74%	Equity Index 500
	18.65	18.11	Growth Stock
	1.45	1.38	U.S. Large-Cap Core
	18.65	19.17	Value
U.S. Mid-Cap Stocks	3.03	3.59	Mid-Cap Growth
	3.03	3.47	Mid-Cap Value
U.S. Small-Cap Stocks	2.02	2.18	New Horizons
	2.02	2.60	Small-Cap Stock
	2.02	2.40	Small-Cap Value
International Developed Market Stocks	7.35	6.06	International Stock
	7.35	7.15	International Value Equity
	7.35	6.71	Overseas Stock
International Emerging Market Stocks	1.23	2.18	Emerging Markets Discovery Stock
	2.66	2.89	Emerging Markets Stock
Inflation Focused Stocks	4.55	2.44	Real Assets
U.S. Stock Index Futures*	0.00	-0.64	Stock Index Futures*
International Stock Index Futures*	0.00	0.00	Stock Index Futures*
Total Stocks	91.05	89.42	
Core Fixed Income	0.90	0.80	Dynamic Global Bond
	1.34	1.13	International Bond (USD Hedged)
	4.03	3.33	New Income
Diversifying Fixed Income	0.30	0.27	Emerging Markets Bond
	0.00	0.00	Floating Rate
	0.30	0.52	High Yield
	0.00	0.10	Limited Duration Inflation Focused Bond
	2.09	1.24	U.S. Treasury Long-Term Index
U.S. Interest Rate Futures*	0.00	0.00	Interest Rate Futures*
Short-Term Income	0.00	0.70	Cash and Collateral
	0.00	0.01	Transition
	0.00	2.49	U.S. Treasury Money
Total Bonds	8.95	10.58	

Totals under the neutral and actual allocations may not foot due to rounding.

The fund is invested in the Z Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund.

*Actual allocation percentage for Futures is based on notional value.

PORTFOLIO HIGHLIGHTS

NEUTRAL AND ACTUAL ALLOCATIONS

As of 11/30/21

Retirement 2045 Fund

Sector(s)	Neutral Allocation	Actual Allocation	Position
U.S. Large-Cap Stocks	10.16%	10.18%	Equity Index 500
	19.55	18.96	Growth Stock
	1.53	1.44	U.S. Large-Cap Core
	19.55	20.21	Value
U.S. Mid-Cap Stocks	3.17	3.73	Mid-Cap Growth
	3.17	3.64	Mid-Cap Value
U.S. Small-Cap Stocks	2.12	2.28	New Horizons
	2.12	2.73	Small-Cap Stock
	2.12	2.51	Small-Cap Value
International Developed Market Stocks	7.71	6.29	International Stock
	7.71	7.49	International Value Equity
	7.71	7.07	Overseas Stock
International Emerging Market Stocks	1.29	2.30	Emerging Markets Discovery Stock
	2.79	3.02	Emerging Markets Stock
Inflation Focused Stocks	4.77	2.55	Real Assets
U.S. Stock Index Futures*	0.00	-0.38	Stock Index Futures*
International Stock Index Futures*	0.00	0.00	Stock Index Futures*
Total Stocks	95.45	94.00	
Core Fixed Income	0.46	0.33	Dynamic Global Bond
	0.68	0.47	International Bond (USD Hedged)
	2.05	1.44	New Income
Diversifying Fixed Income	0.00	0.00	Emerging Markets Bond
	0.00	0.00	Floating Rate
	0.00	0.00	High Yield
	0.00	0.10	Limited Duration Inflation Focused Bond
	1.37	0.80	U.S. Treasury Long-Term Index
U.S. Interest Rate Futures*	0.00	0.00	Interest Rate Futures*
Short-Term Income	0.00	0.43	Cash and Collateral
	0.00	0.00	Transition
	0.00	2.44	U.S. Treasury Money
Total Bonds	4.55	6.00	

Totals under the neutral and actual allocations may not foot due to rounding.

The fund is invested in the Z Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund.

*Actual allocation percentage for Futures is based on notional value.

PORTFOLIO HIGHLIGHTS

NEUTRAL AND ACTUAL ALLOCATIONS

As of 11/30/21

Retirement 2050 Fund

Sector(s)	Neutral Allocation	Actual Allocation	Position
U.S. Large-Cap Stocks	10.27%	10.28%	Equity Index 500
	19.76	19.11	Growth Stock
	1.55	1.47	U.S. Large-Cap Core
	19.76	20.40	Value
U.S. Mid-Cap Stocks	3.21	3.81	Mid-Cap Growth
	3.21	3.69	Mid-Cap Value
U.S. Small-Cap Stocks	2.14	2.29	New Horizons
	2.14	2.73	Small-Cap Stock
	2.14	2.50	Small-Cap Value
International Developed Market Stocks	7.79	6.37	International Stock
	7.79	7.57	International Value Equity
	7.79	7.18	Overseas Stock
International Emerging Market Stocks	1.31	2.32	Emerging Markets Discovery Stock
	2.82	3.06	Emerging Markets Stock
Inflation Focused Stocks	4.83	2.57	Real Assets
U.S. Stock Index Futures*	0.00	-0.31	Stock Index Futures*
International Stock Index Futures*	0.00	0.00	Stock Index Futures*
Total Stocks	96.50	95.03	
Core Fixed Income	0.35	0.30	Dynamic Global Bond
	0.53	0.43	International Bond (USD Hedged)
	1.58	1.27	New Income
Diversifying Fixed Income	0.00	0.00	Emerging Markets Bond
	0.00	0.00	Floating Rate
	0.00	0.00	High Yield
	0.00	0.10	Limited Duration Inflation Focused Bond
	1.05	0.72	U.S. Treasury Long-Term Index
U.S. Interest Rate Futures*	0.00	0.00	Interest Rate Futures*
Short-Term Income	0.00	0.34	Cash and Collateral
	0.00	0.00	Transition
	0.00	1.81	U.S. Treasury Money
Total Bonds	3.50	4.97	

Totals under the neutral and actual allocations may not foot due to rounding.

The fund is invested in the Z Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund.

*Actual allocation percentage for Futures is based on notional value.

PORTFOLIO HIGHLIGHTS

NEUTRAL AND ACTUAL ALLOCATIONS

As of 11/30/21

Retirement 2055 Fund

Sector(s)	Neutral Allocation	Actual Allocation	Position
U.S. Large-Cap Stocks	10.27%	9.78%	Equity Index 500
	19.76	18.42	Growth Stock
	1.55	1.44	U.S. Large-Cap Core
	19.76	20.32	Value
U.S. Mid-Cap Stocks	3.21	3.86	Mid-Cap Growth
	3.21	3.74	Mid-Cap Value
U.S. Small-Cap Stocks	2.14	2.39	New Horizons
	2.14	2.63	Small-Cap Stock
	2.14	2.50	Small-Cap Value
International Developed Market Stocks	7.79	6.79	International Stock
	7.79	7.71	International Value Equity
	7.79	7.33	Overseas Stock
International Emerging Market Stocks	1.31	2.05	Emerging Markets Discovery Stock
	2.82	3.33	Emerging Markets Stock
Inflation Focused Stocks	4.83	2.50	Real Assets
U.S. Stock Index Futures*	0.00	0.00	Stock Index Futures*
International Stock Index Futures*	0.00	0.00	Stock Index Futures*
Total Stocks	96.50	94.80	
Core Fixed Income	0.35	0.38	Dynamic Global Bond
	0.53	0.56	International Bond (USD Hedged)
	1.58	1.82	New Income
Diversifying Fixed Income	0.00	0.02	Emerging Markets Bond
	0.00	0.00	Floating Rate
	0.00	0.02	High Yield
	0.00	0.00	Limited Duration Inflation Focused Bond
	1.05	0.74	U.S. Treasury Long-Term Index
U.S. Interest Rate Futures*	0.00	0.00	Interest Rate Futures*
Short-Term Income	0.00	0.00	Cash and Collateral
	0.00	0.00	Transition
	0.00	1.67	U.S. Treasury Money
Total Bonds	3.50	5.20	

Totals under the neutral and actual allocations may not foot due to rounding.

The fund is invested in the Z Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund.

*Actual allocation percentage for Futures is based on notional value.

PORTFOLIO HIGHLIGHTS

NEUTRAL AND ACTUAL ALLOCATIONS

As of 11/30/21

Retirement 2060 Fund

Sector(s)	Neutral Allocation	Actual Allocation	Position
U.S. Large-Cap Stocks	10.27%	9.79%	Equity Index 500
	19.76	18.36	Growth Stock
	1.55	1.48	U.S. Large-Cap Core
	19.76	20.31	Value
U.S. Mid-Cap Stocks	3.21	3.86	Mid-Cap Growth
	3.21	3.74	Mid-Cap Value
U.S. Small-Cap Stocks	2.14	2.41	New Horizons
	2.14	2.61	Small-Cap Stock
	2.14	2.50	Small-Cap Value
International Developed Market Stocks	7.79	6.80	International Stock
	7.79	7.69	International Value Equity
	7.79	7.32	Overseas Stock
International Emerging Market Stocks	1.31	2.04	Emerging Markets Discovery Stock
	2.82	3.35	Emerging Markets Stock
Inflation Focused Stocks	4.83	2.50	Real Assets
U.S. Stock Index Futures*	0.00	0.00	Stock Index Futures*
International Stock Index Futures*	0.00	0.00	Stock Index Futures*
Total Stocks	96.50	94.76	
Core Fixed Income	0.35	0.38	Dynamic Global Bond
	0.53	0.55	International Bond (USD Hedged)
	1.58	1.80	New Income
Diversifying Fixed Income	0.00	0.02	Emerging Markets Bond
	0.00	0.00	Floating Rate
	0.00	0.02	High Yield
	0.00	0.00	Limited Duration Inflation Focused Bond
	1.05	0.76	U.S. Treasury Long-Term Index
U.S. Interest Rate Futures*	0.00	0.00	Interest Rate Futures*
Short-Term Income	0.00	0.00	Cash and Collateral
	0.00	0.00	Transition
	0.00	1.70	U.S. Treasury Money
Total Bonds	3.50	5.24	

Totals under the neutral and actual allocations may not foot due to rounding.

The fund is invested in the Z Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund.

*Actual allocation percentage for Futures is based on notional value.

PORTFOLIO HIGHLIGHTS

NEUTRAL AND ACTUAL ALLOCATIONS

As of 11/30/21

Retirement 2065 Fund

Sector(s)	Neutral Allocation	Actual Allocation	Position
U.S. Large-Cap Stocks	10.43%	10.15%	Equity Index 500
	20.07	18.26	Growth Stock
	1.56	1.62	U.S. Large-Cap Core
	20.07	21.07	Value
U.S. Mid-Cap Stocks	3.26	3.58	Mid-Cap Growth
	3.26	3.74	Mid-Cap Value
U.S. Small-Cap Stocks	2.17	2.03	New Horizons
	2.17	2.50	Small-Cap Stock
	2.17	2.43	Small-Cap Value
International Developed Market Stocks	7.91	6.92	International Stock
	7.91	8.26	International Value Equity
	7.91	7.58	Overseas Stock
International Emerging Market Stocks	2.10	3.20	Emerging Markets Discovery Stock
	2.10	2.52	Emerging Markets Stock
Inflation Focused Stocks	4.90	2.60	Real Assets
U.S. Stock Index Futures*	0.00	0.00	Stock Index Futures*
International Stock Index Futures*	0.00	0.00	Stock Index Futures*
Total Stocks	98.00	96.45	
Core Fixed Income	0.20	0.20	Dynamic Global Bond
	0.30	0.30	International Bond (USD Hedged)
	0.90	0.94	New Income
Diversifying Fixed Income	0.00	0.00	Emerging Markets Bond
	0.00	0.00	Floating Rate
	0.00	0.00	High Yield
	0.00	0.00	Limited Duration Inflation Focused Bond
	0.60	0.51	U.S. Treasury Long-Term Index
U.S. Interest Rate Futures*	0.00	0.00	Interest Rate Futures*
Short-Term Income	0.00	0.00	Cash and Collateral
	0.00	0.00	Transition
	0.00	1.60	U.S. Treasury Money
Total Bonds	2.00	3.55	

Totals under the neutral and actual allocations may not foot due to rounding.

The fund is invested in the Z Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund.

*Actual allocation percentage for Futures is based on notional value.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

EXPENSE RATIO

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Please note that the fund has three share classes: The original share class (Investor Class) charges no distribution and service (12b-1) fee; Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee; and R Class shares are available to retirement plans serviced by intermediaries and charge a 0.50% 12b-1 fee. Each share class is presented separately in the table.

Actual Expenses

The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client (enrollment in these programs generally requires T. Rowe Price assets of at least $250,000). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

QUARTER-END RETURNS

Unaudited

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

Investor Class

	6 Months Ended 11/30/21	Year Ended 5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
NET ASSET VALUE						
Beginning of period	$ 16.42	$ 11.79	$ 11.60	$ 12.23	$ 11.29	$ 9.86
Investment activities						
Net investment income (loss)[1][2]	(0.04)	0.07	0.17	0.16	0.15	0.13
Net realized and unrealized gain/loss	0.35	4.91	0.57	(0.22)	1.13	1.58
Total from investment activities	0.31	4.98	0.74	(0.06)	1.28	1.71
Distributions						
Net investment income	–	(0.11)	(0.19)	(0.14)	(0.15)	(0.12)
Net realized gain	–	(0.24)	(0.36)	(0.43)	(0.19)	(0.16)
Total distributions	–	(0.35)	(0.55)	(0.57)	(0.34)	(0.28)
NET ASSET VALUE						
End of period	**$ 16.73**	**$ 16.42**	**$ 11.79**	**$ 11.60**	**$ 12.23**	**$ 11.29**

Ratios/Supplemental Data

Total return[2][3][4]	**1.89%**	**42.64%**	**6.05%**	**0.03%**	**11.38%**	**17.65%**
Ratios to average net assets:[2]						
Gross expenses before payments by Price Associates[4]	0.65%[5]	0.71%	0.11%	0.00%	0.00%	0.00%
Net expenses after payments by Price Associates[4]	0.65%[5]	0.71%	0.11%	0.00%	0.00%	0.00%
Weighted average net expenses of underlying Price Funds[6]	0.00%[5]	0.00%	0.60%	0.72%	0.72%	0.74%
Effective net expenses	0.65%[5]	0.71%	0.71%	0.72%	0.72%	0.74%
Net investment income (loss)[4]	(0.45)%[5]	0.52%	1.42%	1.34%	1.26%	1.30%
Portfolio turnover rate[4]	13.7%	32.0%	23.1%	23.7%	35.2%	18.8%
Net assets, end of period (in millions)	$1,117	$1,175	$806	$558	$402	$228

The accompanying notes are an integral part of these financial statements.

Unaudited

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

Advisor Class

	6 Months Ended 11/30/21	Year Ended 5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
NET ASSET VALUE						
Beginning of period	$ 16.30	$ 11.72	$ 11.54	$ 12.17	$ 11.24	$ 9.82
Investment activities						
Net investment income (loss)[1][2]	(0.06)	0.04	0.14	0.12	0.12	0.11
Net realized and unrealized gain/loss	0.35	4.87	0.56	(0.20)	1.13	1.57
Total from investment activities	0.29	4.91	0.70	(0.08)	1.25	1.68
Distributions						
Net investment income	–	(0.09)	(0.16)	(0.12)	(0.13)	(0.10)
Net realized gain	–	(0.24)	(0.36)	(0.43)	(0.19)	(0.16)
Total distributions	–	(0.33)	(0.52)	(0.55)	(0.32)	(0.26)
NET ASSET VALUE						
End of period	**$ 16.59**	**$ 16.30**	**$ 11.72**	**$ 11.54**	**$ 12.17**	**$ 11.24**

Ratios/Supplemental Data

Total return[2][3][4]	**1.78%**	**42.27%**	**5.75%**	**(0.16)%**	**11.16%**	**17.39%**
Ratios to average net assets:[2]						
Gross expenses before payments by Price Associates[4]	0.90%[5]	0.96%	0.36%	0.25%	0.25%	0.25%
Net expenses after payments by Price Associates[4]	0.90%[5]	0.96%	0.36%	0.25%	0.25%	0.25%
Weighted average net expenses of underlying Price Funds[6]	0.00%[5]	0.00%	0.60%	0.72%	0.72%	0.74%
Effective net expenses	0.90%[5]	0.96%	0.96%	0.97%	0.97%	0.99%
Net investment income (loss)[4]	(0.70)%[5]	0.26%	1.18%	1.05%	0.99%	1.03%
Portfolio turnover rate[4]	13.7%	32.0%	23.1%	23.7%	35.2%	18.8%
Net assets, end of period (in thousands)	$193,560	$178,045	$105,458	$76,584	$56,165	$25,918

The accompanying notes are an integral part of these financial statements.

Unaudited

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

R Class

	6 Months Ended 11/30/21	Year Ended 5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
NET ASSET VALUE						
Beginning of period	$ 16.18	$ 11.65	$ 11.48	$ 12.11	$ 11.19	$ 9.79
Investment activities						
Net investment income (loss)[1][2]	(0.08)	–[3]	0.11	0.10	0.09	0.08
Net realized and unrealized gain/loss	0.35	4.84	0.56	(0.21)	1.12	1.57
Total from investment activities	0.27	4.84	0.67	(0.11)	1.21	1.65
Distributions						
Net investment income	–	(0.07)	(0.14)	(0.09)	(0.10)	(0.09)
Net realized gain	–	(0.24)	(0.36)	(0.43)	(0.19)	(0.16)
Total distributions	–	(0.31)	(0.50)	(0.52)	(0.29)	(0.25)
NET ASSET VALUE						
End of period	**$ 16.45**	**$ 16.18**	**$ 11.65**	**$ 11.48**	**$ 12.11**	**$ 11.19**

Ratios/Supplemental Data

Total return[2][4][5]	**1.67%**	**41.89%**	**5.53%**	**(0.44)%**	**10.85%**	**17.12%**
Ratios to average net assets:[2]						
Gross expenses before payments by Price Associates[5]	1.15%[6]	1.21%	0.62%	0.50%	0.50%	0.50%
Net expenses after payments by Price Associates[5]	1.15%[6]	1.21%	0.62%	0.50%	0.50%	0.50%
Weighted average net expenses of underlying Price Funds[7]	0.00%[6]	0.00%	0.60%	0.72%	0.72%	0.74%
Effective net expenses	1.15%[6]	1.21%	1.22%	1.22%	1.22%	1.24%
Net investment income (loss)[5]	(0.95)%[8]	0.00%	0.90%	0.83%	0.76%	0.79%
Portfolio turnover rate[5]	13.7%	32.0%	23.1%	23.7%	35.2%	18.8%
Net assets, end of period (in thousands)	$165,984	$153,990	$95,494	$66,990	$46,962	$23,786

The accompanying notes are an integral part of these financial statements.

November 30, 2021 (Unaudited)

AFFILIATED COMPANIES

($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended November 30, 2021. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

Affiliate	Net Realized Gain (Loss)	Change in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Funds:			
Dynamic Global Bond Fund	$ 62	$ (380)	$ 96
Emerging Markets Discovery Stock Fund	603	(3,463)	–
Emerging Markets Stock Fund	1,300	(9,093)	–
Equity Index 500 Fund	5,313	6,147	976
Growth Stock Fund	11,281	22,541	–
International Bond Fund (USD Hedged)	76	(153)	83
International Stock Fund	2,194	(9,837)	–
International Value Equity Fund	2,630	(8,852)	–
Limited Duration Inflation Focused Bond Fund	–	–	–
Mid-Cap Growth Fund	1,611	1,574	–
Mid-Cap Value Fund	1,491	(3,755)	–
New Horizons Fund	1,294	2,508	–
New Income Fund	183	(23)	246
Overseas Stock Fund	2,555	(6,847)	–
Real Assets Fund	887	(746)	–
Small-Cap Stock Fund	1,260	261	–
Small-Cap Value Fund	1,213	300	–
U.S. Equity Research Fund	–	–	–
U.S. Large-Cap Core Fund	638	752	–
U.S. Treasury Long-Term Index Fund	(238)	1,121	114
Value Fund	9,138	(1,144)	–
U.S. Treasury Money Fund, 0.07%	–	–	10
Affiliates not held at period end	103	(99)	27
Totals	$ 43,594#	$ (9,188)	$ 1,552+

\# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).

\+ Investment income comprised $1,552 of income distributions from underlying Price Funds.

The accompanying notes are an integral part of these financial statements.

November 30, 2021 (Unaudited)

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). T. Rowe Price Retirement 2060 Fund (the fund) is a diversified, open-end management investment company and is one of the portfolios established by the corporation. The fund invests in a portfolio of other T. Rowe Price stock and bond funds (underlying Price Funds) that represent various asset classes and sectors. The fund’s allocation among underlying Price Funds will change, and its asset mix will become more conservative over time. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.

The fund has three classes of shares: the Retirement 2060 Fund (Investor Class), Retirement 2060 Fund–Advisor Class (Advisor Class), and Retirement 2060 Fund–R Class (R Class). Advisor Class shares are sold only through various brokers and other financial intermediaries, and R Class shares are available through financial intermediaries for employer-sponsored defined contribution retirement plans and certain other retirement accounts. The Advisor Class and R Class each operate under separate Board-approved Rule 12b-1 plans, pursuant to which each class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor Class does not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations of the underlying Price Funds are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale of the underlying Price Funds.

Investment Transactions, Investment Income, and Distributions Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from underlying Price Fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Income and capital gain distributions from the underlying Price Funds are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution may also be declared and paid by the fund annually.

Class Accounting Investment management and administrative expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, income distributions from the underlying Price Funds, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The Advisor Class and R Class each pay Rule 12b-1 fees in an amount not exceeding 0.25% and 0.50%, respectively, of the class’s average daily net assets.

In-Kind Redemptions In accordance with guidelines described in the fund’s prospectus, the fund may distribute shares of the underlying Price Funds rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, the fund recognizes a gain on in-kind redemptions to the extent the value of the distributed shares of the underlying Price Funds on the date of redemption exceeds the cost of those shares. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the six months ended November 30, 2021, the fund realized $41,233,000 of net gain on $111,545,000 of in-kind redemptions.

Capital Transactions Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.

Indemnification In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 - VALUATION

The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On November 30, 2021, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.

NOTE 3 - INVESTMENTS IN UNDERLYING PRICE FUNDS

Purchases and sales of the underlying Price Funds during the six months ended November 30, 2021, aggregated $207,842,000 and $272,793,000, respectively.

NOTE 4 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

At November 30, 2021, the cost of investments for federal income tax purposes was $1,120,425,000. Net unrealized gain aggregated $356,670,000 at period-end, of which $368,180,000 related to appreciated investments and $11,510,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. Price Associates, directly or through sub-advisory agreements with its wholly owned subsidiaries, also provides investment management services to all the underlying Price Funds. Certain officers and directors of the fund are also officers and directors of Price Associates and its subsidiaries and the underlying Price Funds.

The fund operates in accordance with an amended investment management agreement (amended management agreement), between the corporation, on behalf of the fund, and Price Associates. Under the amended management agreement, effective July 1, 2021, the fund pays an all-inclusive annual fee that is based on a predetermined fee schedule that ranges from 0.64% to 0.49%, generally declining as the fund reduces its overall stock exposure along its investment glide path. The all-inclusive management fee covers investment management services and all of the fund’s operating expenses except for interest expense; expenses related to borrowings, taxes, and brokerage; nonrecurring expenses; and any 12b-1 fees applicable to a class. At November 30, 2021, the effective all-inclusive management fee rate was 0.64%. Prior to July 1, 2021, the fund paid an all-inclusive annual fee that was based on a predetermined fee schedule that ranged from 0.714% to 0.521%, that generally declined as the fund reduced its overall stock exposure along its investment glide path; at June 30, 2021, the effective all-inclusive management fee rate was 0.71%.

The fund may invest in the T. Rowe Price Transition Fund (Transition Fund) to facilitate the fund’s transition between the various underlying Price Funds as the fund rebalances its allocation to the underlying Price Funds. There is no specific neutral allocation to the Transition Fund. In addition, the fund may also maintain a small position in the Transition Fund when it is not actively involved in a transition.

The fund does not invest in the underlying Price Funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets. At November 30, 2021, the fund held less than 25% of the outstanding shares of any underlying Price Fund.

NOTE 6 - OTHER MATTERS

Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by such events. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. The duration of this outbreak or others and their effects cannot be determined with certainty.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.

The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:

https://www.troweprice.com/corporate/en/utility/policies.html

Scroll down to the section near the bottom of the page that says, “Proxy Voting Policies.” Click on the Proxy Voting Policies link in the shaded box.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com.

LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program (Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment advisor, T. Rowe Price Associates, Inc. (Price Associates), as the administrator of the Liquidity Program. As administrator, Price Associates is responsible for overseeing the day-to-day operations of the Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. Price Associates has delegated oversight of the Liquidity Program to a Liquidity Risk Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within Price Associates.

The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’ compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions. Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.

As required by the Liquidity Rule, at a meeting held on July 27, 2021, the Board was presented with an annual assessment prepared by the LRC, on behalf of Price Associates, that addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM). The annual assessment included consideration of the following factors, as applicable: the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1, 2020, through March 31, 2021. The report described the methodology for classifying a fund’s investments (including derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category. It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.

During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Retirement Funds, Inc.

		By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 18, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

		By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 18, 2022

		By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	January 18, 2022